Debt Issuance Costs (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Debt Issuance Costs

12. Debt Issuance Costs

Debt issuance costs are included in other assets in the Company’s consolidated balance sheets and consist of the following:

	December 31, 2011	December 31, 2012
Debt issuance costs	$7,095	$13,392
Less: accumulated amortization	(2,903)	(4,348)
Unamortized debt issuance costs at period end	$4,192	$9,044

Amortization expense for capitalized debt issuance cost for the years ended December 31, 2011 and 2012 was $1,486 and $1,444, respectively, and is included in interest expense in the Company’s consolidated statements of operations.

Debt issuance costs related to long-term debt, issued by securitization trusts, at fair market value are expensed as incurred and included in debt issuance expense in the Company’s consolidated statements of operations and relates to the following securitizations:

	2011	2012
2012-1	$—	$3,571
2012-2	—	2,508
2012-3	—	2,937
2011-1	3,164	—
2011-2	2,532	57
2011-A	534	51
Total	$6,230	$9,124